Tax assets and liabilities (Details 1) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Tax Assets And Liabilities
Result generated by the exchange rate variations on the Bank's investment in the Cayman, Luxemburg and EFC Branch	R$ (2,643,931)	R$ 3,862,128	R$ 16,791,857
Result generated by derivative contracts used as hedge	2,773,337	(6,374,108)	(30,374,869)
Tax effect of derivative contracts used as hedge - PIS / COFINS	(129,406)	275,052	311,819
Tax effect of derivative contracts used as hedge - IR / CS		R$ 2,236,928	R$ 13,271,193